Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 76,972	£ 86,703	£ 19,990	£ 14,112